CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock	Additional Paid-in Capital 10% Warrants	Additional Paid-in Capital 12% Warrants	Additional Paid-in Capital 15% Warrants	Additional Paid-in Capital SBI Warrants [Member]	Additional Paid-in Capital	Accumulated Deficit	10% Warrants	12% Warrants	15% Warrants	SBI Warrants [Member]	Total
Balance at the beginning of the year at Dec. 31, 2018	$ 36,223					$ 56,303,061	$ (51,787,947)					$ 4,551,337
Balance at the beginning of the year (in Shares) at Dec. 31, 2018	36,222,752
Common stock issued upon exercise of stock options	$ 270					188,500						188,770
Common stock issued upon exercise of stock options (in shares)	269,728
Warrants issued with Notes			$ 392,000	$ 158,100	$ 28,800				$ 392,000	$ 158,100	$ 28,800
Sale of common stock, net of issuance costs	$ 3,000					503,614						506,614
Sale of common stock, net of issuance costs (in shares)	3,000,000
Common stock issued for property and equipment	$ 5					7,995						8,000
Common stock issued for property and equipment (in shares)	5,000
Stock options granted to employees and consultants						3,885,964						3,885,964
Net loss							(15,483,797)					(15,483,797)
Balance at the end of the year at Dec. 31, 2019	$ 39,498					61,468,034	(67,271,744)					(5,764,212)
Balance at the end of the year(in Shares) at Dec. 31, 2019	39,497,480
Warrants issued with Notes		$ 385,400		$ 835,499				$ 385,400		$ 835,499
Common stock issued upon exercise of warrants	$ 200					172,041						172,241
Common stock issued upon exercise of warrants (in shares)	200,000
Common stock issued to employees for services	$ 43					99,957						100,000
Common stock issued to employees in services ( in shares)	42,735
Common stock issued upon conversion of debt	$ 2,215					954,841						957,056
Common stock issued upon conversion of debt (in shares)	2,215,892
Beneficial conversion feature						233,500						233,500
Cashless exercise of warrants	$ 2,466					3,204,763						3,207,229
Cashless exercise of warrants (in shares)	2,466,439
Sale of common stock, net of issuance costs	$ 7,532					2,992,468						3,000,000
Sale of common stock, net of issuance costs (in shares)	7,532,010
Common stock issued for acquisition of SevenFive Farms	$ 8,859					3,800,092						3,808,951
Common stock issued for acquisition of SevenFive Farms (in shares)	8,859,117
Stock options granted to employees and consultants						1,424,146						1,424,146
Modification of warrants						320,673						320,673
Net loss							(7,679,692)					(7,679,692)
Balance at the end of the year at Dec. 31, 2020	$ 60,813					$ 75,891,414	$ (74,951,436)					$ 1,000,791
Balance at the end of the year(in Shares) at Dec. 31, 2020	60,813,673